PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 50.1%
United States Treasury Bonds : 0.3%
850,000
3.000
%,
02/15/2049 $ 662,984
0.3
45,000
4.250
%,
02/15/2054 44,265
0.0
707,249
0.3
United States Treasury Inflation Indexed Bonds :
21.7%
2,469,933
0.125
%,
02/15/2051 1,478,817
0.7
3,262,824
0.125
%,
02/15/2052 1,923,938
0.9
2,639,164
0.250
%,
02/15/2050 1,668,786
0.8
2,743,286
0.625
%,
02/15/2043 2,109,091
1.0
3,623,427
0.750
%,
02/15/2042 2,895,466
1.4
4,256,623
(1)
0.750
%,
02/15/2045 3,271,083
1.5
2,766,134
0.875
%,
02/15/2047 2,135,624
1.0
2,141,198
1.000
%,
02/15/2046 1,716,426
0.8
1,632,150
1.000
%,
02/15/2048 1,286,972
0.6
1,195,009
1.000
%,
02/15/2049 937,459
0.4
3,831,069
(1)
1.375
%,
02/15/2044 3,364,128
1.6
3,156,746
1.500
%,
02/15/2053 2,759,011
1.3
712,535
(1)
1.750
%,
01/15/2028 706,842
0.3
1,421,650
2.125
%,
02/15/2040 1,440,521
0.7
2,189,984
2.125
%,
02/15/2041 2,220,848
1.0
1,502,370
2.125
%,
02/15/2054 1,520,416
0.7
5,097,080
2.375
%,
10/15/2028 5,216,754
2.4
2,097,290
2.500
%,
01/15/2029 2,155,462
1.0
1,138,102
3.375
%,
04/15/2032 1,261,480
0.6
2,551,392
3.625
%,
04/15/2028 2,713,709
1.3
3,345,068
3.875
%,
04/15/2029 3,659,001
1.7
46,441,834
21.7
United States Treasury Inflation Indexed Notes :
28.1%
1,772,012
0.125
%,
10/15/2026 1,690,814
0.8
791,168
0.125
%,
01/15/2030 716,470
0.3
3,482,453
0.125
%,
07/15/2030 3,138,643
1.5
4,466,621
0.125
%,
01/15/2031 3,975,687
1.8
7,065,421
0.125
%,
07/15/2031 6,253,904
2.9
8,110,854
(1)
0.125
%,
01/15/2032 7,089,611
3.3
2,399,403
0.250
%,
07/15/2029 2,213,237
1.0
8,438,925
0.625
%,
07/15/2032 7,656,456
3.6
3,335,839
0.750
%,
07/15/2028 3,187,812
1.5
8,350,420
1.125
%,
01/15/2033 7,835,835
3.7
586,091
1.250
%,
04/15/2028 569,493
0.3
8,390,569
1.375
%,
07/15/2033 8,057,309
3.8
2,483,976
1.625
%,
10/15/2027 2,460,655
1.1
5,483,253
1.750
%,
01/15/2034 5,416,559
2.5
60,262,485
28.1
Total U.S. Treasury
Obligations
(Cost $116,521,355)
107,411,568
50.1
CORPORATE BONDS/NOTES : 26.6%
Basic Materials : 0.7%
400,000
(2)
Anglo American
Capital PLC, 2.625%,
09/10/2030 340,363
0.2
467,000
(2)
Anglo American
Capital PLC, 4.500%,
03/15/2028 452,990
0.2
15,000  Eastman Chemical Co.,
4.500%,
12/01/2028 14,603
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
65,000
(2)
Glencore Funding LLC,
3.875%,
10/27/2027 $ 62,395
0.0
320,000
(2)
Glencore Funding LLC,
5.371%,
04/04/2029 320,746
0.1
43,000
(2)
Glencore Funding LLC,
6.125%,
10/06/2028 44,461
0.0
142,000
(2)
Glencore Funding LLC,
6.375%,
10/06/2030 149,930
0.1
100,000  Linde PLC, 3.200%,
02/14/2031 108,317
0.1
72,000  Newmont Corp.,
2.600%,
07/15/2032 60,291
0.0
1,554,096
0.7
Communications : 2.4%
21,000  AT&T, Inc., 3.500%,
09/15/2053 14,828
0.0
207,000  AT&T, Inc., 3.550%,
09/15/2055 144,857
0.1
325,000  AT&T, Inc., 3.650%,
09/15/2059 226,457
0.1
42,000  AT&T, Inc., 3.850%,
06/01/2060 30,405
0.0
323,000  AT&T, Inc., 4.300%,
02/15/2030 310,505
0.1
175,000  AT&T, Inc., 4.500%,
03/09/2048 148,963
0.1
213,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 135,607
0.1
88,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 53,159
0.0
338,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 250,413
0.1
195,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 196,822
0.1
211,000  Comcast Corp.,
2.937%,
11/01/2056 132,963
0.1
141,000  Comcast Corp.,
2.987%,
11/01/2063 86,673
0.0
145,000  Comcast Corp.,
4.800%,
05/15/2033 143,109
0.1
165,000  FactSet Research
Systems, Inc., 3.450%,
03/01/2032 145,829
0.1
181,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 194,194
0.1
138,000  Motorola Solutions, Inc.,
5.600%,
06/01/2032 139,926
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
16,000  Paramount Global,
4.950%,
05/19/2050 $ 11,385
0.0
21,000  Paramount Global,
5.250%,
04/01/2044 15,633
0.0
110,000  Rogers
Communications, Inc.,
5.300%,
02/15/2034 109,060
0.0
343,000  Sprint LLC, 7.625%,
02/15/2025 347,280
0.2
420,000  Sprint LLC, 7.625%,
03/01/2026 434,196
0.2
100,000  Telefonica Emisiones
SA, EMTN, 4.055%,
01/24/2036 110,012
0.0
134,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 129,087
0.1
304,000  T-Mobile USA, Inc.,
4.800%,
07/15/2028 301,610
0.1
76,000  T-Mobile USA, Inc.,
5.050%,
07/15/2033 75,211
0.0
120,000  T-Mobile USA, Inc.,
5.150%,
04/15/2034 119,645
0.1
75,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 60,903
0.0
585,000  Verizon
Communications, Inc.,
2.100%,
03/22/2028 526,855
0.2
140,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 119,642
0.1
17,000  Verizon
Communications, Inc.,
3.000%,
11/20/2060 10,611
0.0
6,000  Verizon
Communications, Inc.,
4.016%,
12/03/2029 5,726
0.0
26,000  Verizon
Communications, Inc.,
4.272%,
01/15/2036 23,906
0.0
402,000  Verizon
Communications, Inc.,
5.050%,
05/09/2033 401,999
0.2
5,157,471
2.4
Consumer, Cyclical : 0.2%
39,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 34,114
0.0
158,000  Lowe's Cos., Inc.,
1.700%,
10/15/2030 129,199
0.1
105,000  Lowe's Cos., Inc.,
3.650%,
04/05/2029 99,618
0.0
50,000  Marriott International,
Inc., 5.300%,
05/15/2034 49,473
0.0
100,000  McDonald's Corp.,
GMTN, 3.875%,
02/20/2031 110,926
0.1
423,330
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 3.7%
405,000  AbbVie, Inc., 4.500%,
05/14/2035 $ 389,568
0.2
55,000  AbbVie, Inc., 5.050%,
03/15/2034 55,708
0.0
5,000  AbbVie, Inc., 5.400%,
03/15/2054 5,150
0.0
155,000  Altria Group, Inc.,
2.450%,
02/04/2032 125,839
0.1
274,000  Altria Group, Inc.,
4.800%,
02/14/2029 271,463
0.1
160,000  Altria Group, Inc.,
6.200%,
11/01/2028 166,882
0.1
243,000  Altria Group, Inc.,
6.875%,
11/01/2033 264,501
0.1
278,000  Amgen, Inc., 4.050%,
08/18/2029 267,304
0.1
100,000  Amgen, Inc., 4.200%,
02/22/2052 82,351
0.0
382,000  Amgen, Inc., 5.150%,
03/02/2028 384,633
0.2
121,000  Amgen, Inc., 5.650%,
03/02/2053 123,381
0.1
168,000  Amgen, Inc., 5.750%,
03/02/2063 171,485
0.1
158,000  BAT Capital Corp.,
4.540%,
08/15/2047 122,098
0.1
20,000  BAT Capital Corp.,
4.758%,
09/06/2049 15,935
0.0
60,000  BAT Capital Corp.,
5.834%,
02/20/2031 60,548
0.0
45,000  BAT Capital Corp.,
6.000%,
02/20/2034 45,594
0.0
114,000  BAT Capital Corp.,
7.081%,
08/02/2053 123,012
0.1
463,000  BAT International
Finance PLC, 4.448%,
03/16/2028 449,838
0.2
320,000
(2)
Bayer US Finance LLC,
6.375%,
11/21/2030 327,376
0.2
120,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 118,826
0.1
150,000  BHSH System
Obligated Group 19A,
3.487%,
07/15/2049 116,050
0.1
12,000  Bristol-Myers
Squibb Co., 1.450%,
11/13/2030 9,750
0.0
108,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 109,095
0.1
225,000  CommonSpirit Health,
2.782%,
10/01/2030 195,341
0.1
150,000  CommonSpirit Health,
3.817%,
10/01/2049 117,344
0.1
122,000  CVS Health Corp.,
4.300%,
03/25/2028 119,095
0.1
293,000  CVS Health Corp.,
5.000%,
01/30/2029 293,954
0.1
81,000  Elevance Health, Inc.,
6.100%,
10/15/2052 87,862
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
300,000  Franciscan Missionaries
of Our Lady Health
System, Inc. B,
3.914%,
07/01/2049 $ 240,089
0.1
369,000  Gilead Sciences, Inc.,
1.650%,
10/01/2030 304,147
0.1
81,000  Gilead Sciences, Inc.,
2.600%,
10/01/2040 57,219
0.0
54,000  Global Payments, Inc.,
4.950%,
08/15/2027 53,599
0.0
116,000  HCA, Inc., 3.500%,
09/01/2030 104,943
0.0
273,000  HCA, Inc., 5.200%,
06/01/2028 273,889
0.1
75,000  HCA, Inc., 5.450%,
04/01/2031 75,417
0.0
107,000  HCA, Inc., 5.625%,
09/01/2028 108,363
0.0
273,000  HCA, Inc., 5.875%,
02/01/2029 279,219
0.1
17,000  Humana, Inc., 1.350%,
02/03/2027 15,317
0.0
100,000  JDE Peet's NV emTN,
emTN, 4.500%,
01/23/2034 112,265
0.1
150,000  Kaiser Foundation
Hospitals 2021,
3.002%,
06/01/2051 104,087
0.0
58,000  Moody's Corp., 4.250%,
02/01/2029 56,638
0.0
175,000  Mount Nittany Medical
Center Obligated
Group 2022, 3.799%,
11/15/2052 139,993
0.1
50,000  Nestle Finance
International Ltd.
emTN, emTN, 3.250%,
01/23/2037 53,706
0.0
184,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 181,258
0.1
144,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 141,217
0.1
35,000  Philip Morris
International, Inc.,
4.875%,
02/15/2028 34,923
0.0
14,000  RELX Capital, Inc.,
4.000%,
03/18/2029 13,440
0.0
100,000  REWE International
Finance BV, 4.875%,
09/13/2030 114,363
0.1
4,000
(2)
S&P Global, Inc.,
5.250%,
09/15/2033 4,090
0.0
100,000  Sartorius Finance BV,
4.875%,
09/14/2035 116,498
0.1
129,000  Shire Acquisitions
Investments Ireland
DAC, 3.200%,
09/23/2026 123,415
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
190,000
(2)
Solventum Corp.,
5.450%,
02/25/2027 $ 190,703
0.1
57,000
(2)
Solventum Corp.,
6.000%,
05/15/2064 56,551
0.0
16,000  Thermo Fisher
Scientific, Inc., 2.000%,
10/15/2031 13,189
0.0
187,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 189,145
0.1
15,000  Thermo Fisher
Scientific, Inc., 5.200%,
01/31/2034 15,304
0.0
86,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 83,587
0.0
7,876,557
3.7
Energy : 5.5%
255,000  Apache Corp., 4.250%,
01/15/2030 236,313
0.1
176,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 175,840
0.1
100,000  BP Capital Markets
PLC, 2.822%,
04/07/2032 103,374
0.1
254,000
(2)
Cameron LNG LLC,
3.302%,
01/15/2035 211,525
0.1
288,000
(2)
Cameron LNG LLC,
3.402%,
01/15/2038 238,917
0.1
210,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 195,438
0.1
687,000  Cheniere Corpus Christi
Holdings LLC, 5.125%,
06/30/2027 685,588
0.3
174,000  Cheniere Energy
Partners L.P., 3.250%,
01/31/2032 148,357
0.1
207,000  Cheniere Energy
Partners L.P., 4.000%,
03/01/2031 188,326
0.1
485,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 462,072
0.2
152,000  Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 155,527
0.1
160,000
(2)
Cheniere Energy, Inc.,
5.650%,
04/15/2034 161,243
0.1
125,000  Devon Energy Corp.,
4.500%,
01/15/2030 120,570
0.1
831,000  Diamondback
Energy, Inc., 3.125%,
03/24/2031 736,621
0.4
615,000  Diamondback
Energy, Inc., 3.250%,
12/01/2026 589,737
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,397,000  Diamondback
Energy, Inc., 3.500%,
12/01/2029 $ 1,292,816
0.6
16,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 17,280
0.0
101,000  Energy Transfer L.P.,
5.000%,
05/15/2050 88,682
0.0
265,000  Energy Transfer L.P.,
5.500%,
06/01/2027 266,733
0.1
106,000  Energy Transfer L.P.,
6.250%,
04/15/2049 108,897
0.1
96,000  Energy Transfer L.P.,
6.400%,
12/01/2030 101,403
0.1
30,000  Energy Transfer L.P.,
6.550%,
12/01/2033 32,224
0.0
101,000  Eni SpA, EMTN,
3.875%,
01/15/2034 110,376
0.1
425,000
(2)
EQT Corp., 3.625%,
05/15/2031 374,384
0.2
143,000  EQT Corp., 3.900%,
10/01/2027 136,029
0.1
463,000  EQT Corp., 5.700%,
04/01/2028 467,704
0.2
37,000  EQT Corp., 5.750%,
02/01/2034 36,901
0.0
37,000  Kinder Morgan, Inc.,
5.000%,
02/01/2029 36,871
0.0
73,000  Kinder Morgan, Inc.,
5.200%,
06/01/2033 71,930
0.0
30,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 29,515
0.0
17,000  Kinder Morgan, Inc.,
5.400%,
02/01/2034 16,938
0.0
25,000  Kinder Morgan, Inc.,
5.450%,
08/01/2052 23,619
0.0
106,000
(2)
NGPL PipeCo LLC,
3.250%,
07/15/2031 90,625
0.0
497,000
(2)
NGPL PipeCo LLC,
4.875%,
08/15/2027 485,088
0.2
449,000  Northwest Pipeline LLC,
4.000%,
04/01/2027 436,180
0.2
66,000  Ovintiv, Inc., 6.250%,
07/15/2033 68,654
0.0
908,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 879,548
0.4
290,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 289,254
0.1
99,000  Targa Resources Corp.,
5.200%,
07/01/2027 98,890
0.1
67,000  Targa Resources Corp.,
6.125%,
03/15/2033 69,932
0.0
277,000  Targa Resources Corp.,
6.150%,
03/01/2029 288,779
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
41,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 $ 36,936
0.0
190,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 182,056
0.1
238,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.000%,
01/15/2028 234,769
0.1
80,000
(2)
Texas Eastern
Transmission L.P.,
3.500%,
01/15/2028 75,342
0.0
249,000  Transcontinental Gas
Pipe Line Co. LLC,
4.000%,
03/15/2028 240,088
0.1
653,000  Transcontinental Gas
Pipe Line Co. LLC,
7.850%,
02/01/2026 677,713
0.3
11,775,604
5.5
Financial : 7.8%
6,000  American International
Group, Inc., 4.750%,
04/01/2048 5,549
0.0
10,000  American Tower Corp.,
2.100%,
06/15/2030 8,314
0.0
116,000  American Tower Corp.,
2.300%,
09/15/2031 94,743
0.0
189,000  American Tower Corp.,
3.550%,
07/15/2027 179,887
0.1
241,000  American Tower Corp.,
3.800%,
08/15/2029 224,996
0.1
142,000  American Tower Corp.,
5.800%,
11/15/2028 145,481
0.1
11,000  Aon Corp., 2.800%,
05/15/2030 9,699
0.0
92,000  Aon Corp. / Aon Global
Holdings PLC, 5.350%,
02/28/2033 92,540
0.0
25,000  Aon North America, Inc.,
5.750%,
03/01/2054 25,654
0.0
145,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 144,618
0.1
245,000
(3)
Bank of America Corp.,
5.468%,
01/23/2035 246,690
0.1
1,102,000
(3)
Bank of America Corp.,
5.819%,
09/15/2029 1,130,330
0.5
383,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 397,400
0.2
378,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 321,576
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
129,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 $ 123,348
0.1
61,000
(3)
Bank of America
Corp., MTN, 3.974%,
02/07/2030 57,831
0.0
100,000  Banque Federative
du Credit Mutuel
SA, EMTN, 3.750%,
02/03/2034 109,430
0.1
200,000
(3)
Barclays PLC, 5.690%,
03/12/2030 201,108
0.1
100,000  BPCE SA, EMTN,
3.875%,
01/25/2036 109,814
0.1
104,000
(3)
Citigroup, Inc., 2.666%,
01/29/2031 90,165
0.0
133,000
(3)
Citigroup, Inc., 3.057%,
01/25/2033 113,114
0.1
265,000
(3)
Citigroup, Inc., 3.785%,
03/17/2033 236,828
0.1
150,000
(3)
Citigroup, Inc., 3.980%,
03/20/2030 141,382
0.1
100,000  Credit Agricole SA,
EMTN, 3.750%,
01/22/2034 110,315
0.1
250,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 247,801
0.1
300,000  Credit Suisse AG/
New York NY, 7.500%,
02/15/2028 323,622
0.2
11,000  Crown Castle, Inc.,
2.100%,
04/01/2031 8,909
0.0
183,000  Crown Castle, Inc.,
2.250%,
01/15/2031 150,680
0.1
51,000  Crown Castle, Inc.,
2.500%,
07/15/2031 42,226
0.0
41,000  Crown Castle, Inc.,
3.250%,
01/15/2051 28,088
0.0
221,000  Equinix, Inc., 2.000%,
05/15/2028 194,305
0.1
10,000  Equinix, Inc., 2.150%,
07/15/2030 8,293
0.0
6,000  Equinix, Inc., 2.500%,
05/15/2031 5,006
0.0
94,000  Equinix, Inc., 3.200%,
11/18/2029 84,176
0.0
443,000  GLP Capital L.P. /
GLP Financing II, Inc.,
3.250%,
01/15/2032 373,375
0.2
144,000  GLP Capital L.P. /
GLP Financing II, Inc.,
4.000%,
01/15/2030 131,556
0.1
89,000  GLP Capital L.P. /
GLP Financing II, Inc.,
4.000%,
01/15/2031 79,478
0.0
189,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.300%,
01/15/2029 185,989
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
369,000
(3)
Goldman Sachs
Group, Inc., 2.650%,
10/21/2032 $ 307,130
0.1
588,000
(3)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 503,055
0.2
77,000
(3)
Goldman Sachs
Group, Inc., 4.482%,
08/23/2028 75,306
0.0
559,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 588,316
0.3
162,000
(3)
Goldman Sachs
Group, Inc., 6.561%,
10/24/2034 176,812
0.1
100,000  Goldman Sachs Group,
Inc., EMTN, 0.875%,
05/09/2029 94,661
0.0
100,000
(3)
HSBC Holdings PLC,
EMTN, 4.856%,
05/23/2033 115,161
0.1
300,000  HSBC USA, Inc.,
5.294%,
03/04/2027 301,826
0.1
21,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 18,595
0.0
205,000
(3)
JPMorgan Chase & Co.,
2.545%,
11/08/2032 170,644
0.1
206,000
(3)
JPMorgan Chase & Co.,
2.963%,
01/25/2033 175,948
0.1
102,000
(3)
JPMorgan Chase & Co.,
4.565%,
06/14/2030 99,506
0.0
52,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 51,808
0.0
28,000
(3)
JPMorgan Chase & Co.,
5.299%,
07/24/2029 28,220
0.0
105,000
(3)
JPMorgan Chase & Co.,
5.336%,
01/23/2035 105,450
0.1
24,000
(3)
JPMorgan Chase & Co.,
5.350%,
06/01/2034 24,101
0.0
294,000
(3)
JPMorgan Chase & Co.,
6.087%,
10/23/2029 305,757
0.1
54,000
(3)
JPMorgan Chase & Co.,
6.254%,
10/23/2034 57,718
0.0
130,000
(3)
JPMorgan Chase &
Co., EMTN, 4.457%,
11/13/2031 148,481
0.1
19,000
(3)
KeyCorp, 6.401%,
03/06/2035 19,415
0.0
68,000  Marsh & McLennan
Cos., Inc., 2.250%,
11/15/2030 57,869
0.0
2,000  Marsh & McLennan
Cos., Inc., 2.375%,
12/15/2031 1,672
0.0
548,000
(3)
Morgan Stanley,
2.943%,
01/21/2033 465,916
0.2
412,000
(3)
Morgan Stanley,
5.449%,
07/20/2029 415,753
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
90,000
(3)
Morgan Stanley,
5.466%,
01/18/2035 $ 90,839
0.0
622,000
(3)
Morgan Stanley,
6.407%,
11/01/2029 652,477
0.3
60,000
(3)
Morgan Stanley, GMTN,
2.239%,
07/21/2032 49,029
0.0
245,000
(3)
Morgan Stanley, MTN,
3.622%,
04/01/2031 224,785
0.1
693,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 692,648
0.3
904,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 897,254
0.4
144,000  Nasdaq, Inc., 5.550%,
02/15/2034 146,517
0.1
53,000  National Retail
Properties, Inc.,
3.000%,
04/15/2052 34,348
0.0
28,000  NNN REIT, Inc.,
3.500%,
04/15/2051 20,373
0.0
59,000  Prologis L.P., 2.250%,
01/15/2032 48,764
0.0
20,000  Realty Income Corp.,
5.125%,
02/15/2034 19,633
0.0
34,000
(3)
Santander Holdings
USA, Inc., 6.174%,
01/09/2030 34,329
0.0
200,000
(2)(3)
UBS Group AG,
5.699%,
02/08/2035 201,103
0.1
330,000
(2)(3)
UBS Group AG,
6.537%,
08/12/2033 348,142
0.2
100,000
(3)
UBS Group AG,
7.750%,
03/01/2029 123,168
0.1
373,000  VICI Properties L.P.,
4.750%,
02/15/2028 364,087
0.2
124,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.750%,
02/15/2027 117,601
0.1
194,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.875%,
02/15/2029 178,714
0.1
163,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.125%,
08/15/2030 148,319
0.1
132,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.250%,
12/01/2026 127,006
0.1
442,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.500%,
09/01/2026 429,069
0.2
78,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 77,542
0.0
138,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 138,377
0.1
172,000
(3)
Wells Fargo & Co.,
6.303%,
10/23/2029 179,201
0.1
35,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 37,557
0.0
101,000  Wells Fargo & Co.,
EMTN, 0.625%,
03/25/2030 91,850
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
44,000
(3)
Wells Fargo & Co.,
MTN, 3.350%,
03/02/2033 $ 38,190
0.0
258,000
(3)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 259,108
0.1
429,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 434,217
0.2
16,697,683
7.8
Industrial : 2.0%
51,000  Amcor Flexibles North
America, Inc., 2.690%,
05/25/2031 43,359
0.0
715,000
(2)
BAE Systems
Holdings, Inc., 3.850%,
12/15/2025 698,073
0.3
148,000  Boeing Co., 3.950%,
08/01/2059 101,435
0.1
336,000  Boeing Co., 4.875%,
05/01/2025 332,319
0.2
9,000  Boeing Co., 5.930%,
05/01/2060 8,446
0.0
150,000  Burlington Northern
Santa Fe LLC, 3.300%,
09/15/2051 107,998
0.1
16,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 16,240
0.0
79,000  Huntington Ingalls
Industries, Inc., 2.043%,
08/16/2028 69,014
0.0
5,000  Huntington Ingalls
Industries, Inc., 3.483%,
12/01/2027 4,698
0.0
128,000  L3Harris Technologies,
Inc., 3.850%,
12/15/2026 123,799
0.1
580,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 564,446
0.3
235,000  L3Harris Technologies,
Inc., 5.250%,
06/01/2031 234,640
0.1
62,000  L3Harris Technologies,
Inc., 5.600%,
07/31/2053 62,984
0.0
131,000  Lockheed Martin Corp.,
4.450%,
05/15/2028 129,864
0.1
36,000  Norfolk Southern Corp.,
3.050%,
05/15/2050 24,379
0.0
249,000  Norfolk Southern Corp.,
3.800%,
08/01/2028 238,589
0.1
170,000  Northrop Grumman
Corp., 4.700%,
03/15/2033 166,041
0.1
18,000  Otis Worldwide Corp.,
5.250%,
08/16/2028 18,243
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
21,000  Raytheon Technologies
Corp., 2.820%,
09/01/2051 $ 13,376
0.0
213,000  Raytheon Technologies
Corp., 3.125%,
07/01/2050 145,566
0.1
213,000  Raytheon Technologies
Corp., 4.125%,
11/16/2028 206,142
0.1
30,000  Republic Services, Inc.,
3.950%,
05/15/2028 29,022
0.0
51,000  Republic Services, Inc.,
4.875%,
04/01/2029 51,101
0.0
239,000  RTX Corp., 5.150%,
02/27/2033 239,580
0.1
249,000  RTX Corp., 5.750%,
01/15/2029 257,816
0.1
60,000  RTX Corp., 6.100%,
03/15/2034 64,163
0.0
5,000  Ryder System, Inc.,
6.300%,
12/01/2028 5,238
0.0
86,000  Textron, Inc., 3.900%,
09/17/2029 80,742
0.0
46,000  Union Pacific Corp.,
3.250%,
02/05/2050 33,564
0.0
29,000  Union Pacific Corp.,
3.500%,
02/14/2053 21,789
0.0
151,000  Union Pacific Corp.,
4.500%,
01/20/2033 147,232
0.1
4,239,898
2.0
Technology : 0.8%
414,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.500%,
01/15/2028 392,109
0.2
194,000
(2)
Broadcom, Inc.,
3.137%,
11/15/2035 156,806
0.1
34,000  Dell International LLC
/ EMC Corp., 3.450%,
12/15/2051 23,955
0.0
86,000  Hewlett Packard
Enterprise Co., 5.250%,
07/01/2028 86,770
0.0
26,000  Intel Corp., 3.200%,
08/12/2061 16,950
0.0
41,000  Intel Corp., 5.150%,
02/21/2034 41,109
0.0
163,000  KLA Corp., 4.100%,
03/15/2029 159,256
0.1
43,000  KLA Corp., 5.250%,
07/15/2062 42,654
0.0
9,000
(2)
MSCI, Inc., 3.625%,
11/01/2031 7,820
0.0
95,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.500%,
05/11/2031 79,836
0.0
101,000  Oracle Corp., 4.100%,
03/25/2061 75,906
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
96,000  Oracle Corp., 4.300%,
07/08/2034 $ 88,585
0.1
176,000  Oracle Corp., 5.550%,
02/06/2053 172,291
0.1
165,000  Oracle Corp., 6.250%,
11/09/2032 176,618
0.1
11,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 10,800
0.0
24,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 23,393
0.0
200,000  TSMC Arizona Corp.,
4.250%,
04/22/2032 194,875
0.1
1,749,733
0.8
Utilities : 3.5%
75,000  AEP Texas, Inc.,
3.450%,
05/15/2051 51,428
0.0
288,000  AEP Texas, Inc.,
5.400%,
06/01/2033 287,543
0.1
75,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 74,778
0.0
329,000  AEP Transmission
Co. LLC N, 2.750%,
08/15/2051 207,231
0.1
14,000  Alabama Power Co.,
3.000%,
03/15/2052 9,486
0.0
131,000  Alabama Power Co.,
3.125%,
07/15/2051 91,047
0.1
135,000
(3)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 134,309
0.1
32,000  Ameren Illinois Co.,
2.900%,
06/15/2051 21,034
0.0
12,000
(2)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 9,961
0.0
67,000  Atmos Energy Corp.,
2.850%,
02/15/2052 43,716
0.0
136,000  Baltimore Gas and
Electric Co., 4.550%,
06/01/2052 119,333
0.1
76,000  Baltimore Gas and
Electric Co., 5.400%,
06/01/2053 75,656
0.0
70,000  CenterPoint Energy
Houston Electric
LLC AH, 3.600%,
03/01/2052 53,278
0.0
54,000  CenterPoint Energy
Resources Corp.,
1.750%,
10/01/2030 44,437
0.0
47,000  CenterPoint Energy
Resources Corp.,
5.250%,
03/01/2028 47,491
0.0
100,000  Coentreprise de
Transport d'Electricite
SA, 3.750%,
01/17/2036 109,286
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
31,000  Consolidated Edison
Co. of New York, Inc.,
5.900%,
11/15/2053 $ 33,110
0.0
115,000  Consumers Energy Co.,
2.650%,
08/15/2052 72,860
0.0
113,000  Consumers Energy Co.,
4.200%,
09/01/2052 95,417
0.1
30,000  Dominion Energy South
Carolina, Inc., 6.250%,
10/15/2053 33,610
0.0
38,000  DTE Electric Co.,
3.950%,
03/01/2049 30,859
0.0
38,000  DTE Electric Co. B,
3.650%,
03/01/2052 28,818
0.0
52,000  Duke Energy Carolinas
LLC, 2.450%,
02/01/2030 45,764
0.0
71,000  Duke Energy Carolinas
LLC, 3.450%,
04/15/2051 51,729
0.0
7,000  Duke Energy Carolinas
LLC, 4.850%,
01/15/2034 6,885
0.0
281,000  Duke Energy Carolinas
LLC, 4.950%,
01/15/2033 279,662
0.1
90,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 88,864
0.1
137,000  Duke Energy Florida
LLC, 1.750%,
06/15/2030 114,086
0.1
331,000  Duke Energy Florida
LLC, 2.500%,
12/01/2029 293,659
0.1
188,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 181,010
0.1
51,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 54,255
0.0
88,000  Duke Energy Ohio, Inc.,
3.650%,
02/01/2029 83,739
0.0
7,000  Duke Energy Ohio, Inc.,
5.650%,
04/01/2053 7,135
0.0
262,000  Duke Energy Progress
LLC, 2.900%,
08/15/2051 170,074
0.1
53,000  Duke Energy Progress
LLC, 5.250%,
03/15/2033 53,684
0.0
269,000  Edison International,
6.950%,
11/15/2029 288,435
0.1
100,000  EDP Servicios
Financieros Espana
SA, EMTN, 3.500%,
07/16/2030 107,905
0.1
100,000  Electricite de France
SA, EMTN, 4.250%,
01/25/2032 112,103
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
100,000  Elia Transmission
Belgium SA, 3.750%,
01/16/2036 $ 109,196
0.1
14,000  EnBW International
Finance BV, EMTN,
3.850%,
05/23/2030 15,515
0.0
16,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 9,752
0.0
18,000  Entergy Louisiana LLC,
2.350%,
06/15/2032 14,712
0.0
136,000  Eversource Energy,
5.450%,
03/01/2028 137,746
0.1
2,000  Exelon Corp., 4.700%,
04/15/2050 1,754
0.0
12,000  Exelon Corp., 5.150%,
03/15/2028 12,035
0.0
72,000
(2)
FirstEnergy
Transmission LLC,
4.550%,
04/01/2049 61,003
0.0
100,000  Florida Power &
Light Co., 2.875%,
12/04/2051 65,847
0.0
30,000  Florida Power &
Light Co., 3.950%,
03/01/2048 24,627
0.0
88,000  Georgia Power Co.,
4.950%,
05/17/2033 86,815
0.1
13,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 13,287
0.0
12,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 12,270
0.0
119,000  MidAmerican
Energy Co., 5.300%,
02/01/2055 117,803
0.1
14,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 14,950
0.0
100,000  National Grid North
America, Inc., EMTN,
4.668%,
09/12/2033 114,825
0.1
107,000  NiSource, Inc., 1.700%,
02/15/2031 85,549
0.0
42,000  Northern States
Power Co., 5.400%,
03/15/2054 42,329
0.0
468,000  Ohio Power Co.,
5.000%,
06/01/2033 459,514
0.2
71,000  Ohio Power Co. R,
2.900%,
10/01/2051 45,665
0.0
8,000  Oncor Electric Delivery
Co. LLC, 3.100%,
09/15/2049 5,558
0.0
32,000  ONE Gas, Inc., 2.000%,
05/15/2030 27,192
0.0
713,000  Pacific Gas and
Electric Co., 6.400%,
06/15/2033 751,581
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
54,000  Pacific Gas and
Electric Co., 6.950%,
03/15/2034 $ 59,156
0.0
192,000  PECO Energy Co.,
2.850%,
09/15/2051 124,545
0.1
25,000  PECO Energy Co.,
4.375%,
08/15/2052 21,744
0.0
48,000  Piedmont Natural Gas
Co., Inc., 3.500%,
06/01/2029 44,746
0.0
21,000  Public Service Co.
of New Hampshire,
3.600%,
07/01/2049 16,155
0.0
60,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 58,764
0.0
68,000  Public Service Electric
and Gas Co., 5.450%,
08/01/2053 69,921
0.0
17,000  Public Service Electric
and Gas Co., MTN,
3.100%,
03/15/2032 14,937
0.0
24,000  Public Service Electric
and Gas Co., MTN,
3.700%,
05/01/2028 23,085
0.0
134,000  Public Service Electric
and Gas Co., MTN,
4.900%,
12/15/2032 133,481
0.1
63,000  Public Service Electric
and Gas Co., MTN,
5.450%,
03/01/2054 65,019
0.0
200,000  San Diego Gas &
Electric Co. UUU,
3.320%,
04/15/2050 141,895
0.1
24,000  Southern California
Edison Co., 5.200%,
06/01/2034 23,770
0.0
305,000  Southern California
Edison Co., 5.650%,
10/01/2028 313,958
0.2
120,000  Southern California
Edison Co., 5.875%,
12/01/2053 123,810
0.1
200,000  Southern California
Edison Co., 5.950%,
11/01/2032 209,882
0.1
73,000  Southwest Gas Corp.,
5.450%,
03/23/2028 74,130
0.0
13,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 12,852
0.0
20,000  Spire Missouri, Inc.,
4.800%,
02/15/2033 19,585
0.0
100,000  Terna - Rete Elettrica
Nazionale, EMTN,
3.500%,
01/17/2031 107,917
0.1
7,000  Union Electric Co.,
5.250%,
01/15/2054 6,734
0.0
23,000  Union Electric Co.,
5.450%,
03/15/2053 22,850
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
3,000  Virginia Electric and
Power Co., 5.350%,
01/15/2054 $ 2,943
0.0
76,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 78,243
0.0
12,000  Wisconsin Power and
Light Co., 4.950%,
04/01/2033 11,746
0.0
7,625,070
3.5
Total Corporate Bonds/
Notes
(Cost $57,710,417)
57,099,442
26.6
U.S. GOVERNMENT AGENCY OBLIGATIONS : 16.9%
Government National Mortgage Association : 2.3%
90,064
2.000
%,
11/20/2050 73,840
0.0
674,755
2.000
%,
12/20/2050 553,723
0.3
184,858
2.000
%,
01/20/2051 151,662
0.1
135,976
2.000
%,
02/20/2051 111,505
0.0
603,939
2.500
%,
06/20/2052 514,574
0.2
338,751
2.500
%,
07/20/2052 288,623
0.1
146,400
(4)
2.500
%,
04/20/2054 124,711
0.1
415,578
3.000
%,
08/20/2051 366,627
0.2
110,521
3.000
%,
12/20/2051 97,554
0.0
271,000
(4)
3.000
%,
04/20/2054 239,024
0.1
497,894
3.500
%,
05/20/2047 459,927
0.2
131,000
(4)
3.500
%,
04/20/2054 119,214
0.1
206,396
4.000
%,
09/20/2048 195,409
0.1
229,000
(4)
4.000
%,
04/20/2054 214,309
0.1
154,530
4.500
%,
08/20/2048 150,470
0.1
203,000
(4)
4.500
%,
04/20/2054 195,080
0.1
345,000
(4)
5.000
%,
04/20/2054 339,105
0.2
299,000
(4)
5.500
%,
04/20/2054 298,766
0.1
221,000
(4)
6.000
%,
04/20/2054 222,966
0.1
172,000
(4)
6.500
%,
04/20/2054 174,895
0.1
4,891,984
2.3
Uniform Mortgage-Backed Securities : 14.6%
156,056
1.500
%,
04/01/2036 136,841
0.1
53,185
1.500
%,
05/01/2036 46,472
0.0
114,272
1.500
%,
06/01/2036 99,639
0.1
511,255
1.500
%,
11/01/2041 416,493
0.2
302,087
1.500
%,
12/01/2041 240,864
0.1
52,010
1.500
%,
10/01/2050 39,347
0.0
60,466
1.500
%,
10/01/2050 45,700
0.0
47,247
1.500
%,
11/01/2050 35,709
0.0
62,229
1.500
%,
03/01/2051 47,086
0.0
78,579
1.500
%,
03/01/2051 59,448
0.0
10,145
1.500
%,
05/01/2051 7,674
0.0
7,653
1.500
%,
06/01/2051 5,778
0.0
41,622
1.500
%,
10/01/2051 31,402
0.0
9,677
1.500
%,
11/01/2051 7,298
0.0
35,190
2.000
%,
09/01/2035 31,440
0.0
74,665
2.000
%,
01/01/2036 66,762
0.0
21,932
2.000
%,
02/01/2036 19,589
0.0
59,023
2.000
%,
02/01/2036 52,720
0.0
35,964
2.000
%,
03/01/2036 32,122
0.0
28,727
2.000
%,
04/01/2036 25,743
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
87,102
2.000
%,
05/01/2036 $ 78,052
0.0
182,183
2.000
%,
05/01/2036 163,256
0.1
32,625
2.000
%,
07/01/2036 29,141
0.0
45,398
2.000
%,
11/01/2036 40,630
0.0
88,720
2.000
%,
02/01/2037 79,076
0.0
76,682
2.000
%,
03/01/2037 68,394
0.0
95,332
2.000
%,
03/01/2037 85,379
0.1
112,463
2.000
%,
03/01/2037 100,393
0.1
63,726
2.000
%,
04/01/2037 56,835
0.0
497,172
2.000
%,
02/01/2042 417,514
0.2
130,987
2.000
%,
09/01/2050 104,503
0.1
236,241
2.000
%,
10/01/2050 188,318
0.1
1,422,680
2.000
%,
01/01/2051 1,133,204
0.5
288,744
2.000
%,
02/01/2051 230,167
0.1
262,213
2.000
%,
03/01/2051 208,037
0.1
89,709
2.000
%,
04/01/2051 72,389
0.0
130,593
2.000
%,
04/01/2051 105,431
0.1
212,070
2.000
%,
04/01/2051 171,385
0.1
37,548
2.000
%,
10/01/2051 29,795
0.0
50,122
2.000
%,
11/01/2051 40,454
0.0
128,439
2.000
%,
11/01/2051 103,679
0.1
149,526
2.000
%,
11/01/2051 118,944
0.1
233,171
2.000
%,
11/01/2051 187,855
0.1
264,627
2.000
%,
11/01/2051 213,052
0.1
56,532
2.000
%,
12/01/2051 44,856
0.0
430,295
2.000
%,
01/01/2052 346,123
0.2
169,153
2.000
%,
03/01/2052 136,199
0.1
242,570
2.000
%,
03/01/2052 195,053
0.1
442,943
2.000
%,
03/01/2052 354,804
0.2
537,038
2.500
%,
10/01/2036 491,107
0.2
19,299
2.500
%,
07/01/2050 16,235
0.0
64,549
2.500
%,
07/01/2050 54,563
0.0
123,842
2.500
%,
07/01/2050 104,289
0.1
125,693
2.500
%,
07/01/2050 105,847
0.1
127,586
2.500
%,
07/01/2050 107,397
0.1
32,236
2.500
%,
08/01/2050 27,146
0.0
104,554
2.500
%,
08/01/2050 88,046
0.1
126,643
2.500
%,
08/01/2050 106,647
0.1
73,204
2.500
%,
11/01/2050 62,146
0.0
20,219
2.500
%,
01/01/2051 17,017
0.0
65,309
2.500
%,
02/01/2051 54,892
0.0
108,851
2.500
%,
02/01/2051 92,055
0.1
10,209
2.500
%,
03/01/2051 8,572
0.0
5,617
2.500
%,
04/01/2051 4,721
0.0
11,382
2.500
%,
04/01/2051 9,560
0.0
2,956
2.500
%,
05/01/2051 2,486
0.0
6,020
2.500
%,
05/01/2051 5,057
0.0
88,648
2.500
%,
05/01/2051 75,501
0.0
103,191
2.500
%,
05/01/2051 86,735
0.1
9,465
2.500
%,
07/01/2051 7,952
0.0
3,612
2.500
%,
10/01/2051 3,029
0.0
34,920
2.500
%,
10/01/2051 29,218
0.0
87,108
2.500
%,
11/01/2051 73,610
0.0
1,025,881
2.500
%,
11/01/2051 864,414
0.4
26,899
2.500
%,
12/01/2051 22,554
0.0
266,969
2.500
%,
01/01/2052 223,847
0.1
1,061,197
2.500
%,
01/01/2052 890,695
0.4
309,615
3.000
%,
01/01/2036 290,124
0.1
236,668
3.000
%,
09/01/2050 208,464
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
53,446
3.000
%,
07/01/2051 $ 46,838
0.0
224,955
3.000
%,
09/01/2051 195,980
0.1
68,542
3.000
%,
10/01/2051 59,699
0.0
122,811
3.000
%,
11/01/2051 106,520
0.1
54,399
3.000
%,
12/01/2051 47,477
0.0
7,215
3.000
%,
01/01/2052 6,261
0.0
26,070
3.000
%,
01/01/2052 22,592
0.0
39,344
3.000
%,
02/01/2052 34,545
0.0
915,011
3.000
%,
03/01/2052 798,495
0.4
35,699
3.000
%,
04/01/2052 31,240
0.0
56,420
3.000
%,
05/01/2052 49,108
0.0
228,402
3.000
%,
08/01/2052 199,137
0.1
123,134
3.500
%,
05/01/2036 117,643
0.1
1,025,340
3.500
%,
09/01/2051 931,827
0.4
28,533
3.500
%,
05/01/2052 26,026
0.0
19,823
3.500
%,
06/01/2052 17,815
0.0
52,116
3.500
%,
06/01/2052 47,313
0.0
54,497
3.500
%,
06/01/2052 48,977
0.0
31,454
3.500
%,
07/01/2052 28,558
0.0
22,675
3.500
%,
08/01/2052 20,684
0.0
5,283
3.500
%,
09/01/2052 4,797
0.0
14,678
3.500
%,
09/01/2052 13,319
0.0
19,809
3.500
%,
09/01/2052 17,838
0.0
23,412
3.500
%,
09/01/2052 21,042
0.0
37,000
(4)
4.000
%,
04/01/2039 35,840
0.0
13,799
4.000
%,
01/01/2048 13,038
0.0
8,450
4.000
%,
04/01/2048 7,977
0.0
8,702
4.000
%,
08/01/2048 8,203
0.0
12,699
4.000
%,
09/01/2048 11,982
0.0
109,051
4.000
%,
03/01/2050 102,449
0.1
618,938
4.000
%,
04/01/2050 581,471
0.3
27,043
4.000
%,
07/01/2050 25,490
0.0
63,498
4.000
%,
07/01/2050 59,772
0.0
209,447
4.000
%,
05/01/2051 197,288
0.1
38,031
4.000
%,
04/01/2052 35,704
0.0
228,500
4.000
%,
05/01/2052 215,094
0.1
26,781
4.000
%,
06/01/2052 25,210
0.0
70,000
(4)
4.500
%,
04/01/2039 68,925
0.0
450,705
4.500
%,
03/01/2048 438,001
0.2
57,923
4.500
%,
03/01/2050 56,077
0.0
18,133
4.500
%,
07/01/2052 17,274
0.0
19,158
4.500
%,
07/01/2052 18,250
0.0
110,532
4.500
%,
07/01/2052 105,289
0.1
35,445
4.500
%,
08/01/2052 33,764
0.0
82,018
4.500
%,
08/01/2052 78,830
0.0
69,427
4.500
%,
11/01/2052 66,148
0.0
2,224,800
(4)
4.500
%,
04/01/2054 2,118,852
1.0
4,777
5.000
%,
07/01/2052 4,697
0.0
190,372
5.000
%,
07/01/2052 189,250
0.1
13,763
5.000
%,
08/01/2052 13,545
0.0
905
5.000
%,
09/01/2052 890
0.0
1,645
5.000
%,
10/01/2052 1,616
0.0
40,169
5.000
%,
11/01/2052 39,305
0.0
44,885
5.000
%,
12/01/2052 43,919
0.0
48,785
5.000
%,
12/01/2052 47,649
0.0
51,020
5.000
%,
12/01/2052 49,922
0.0
84,738
5.000
%,
12/01/2052 82,915
0.0
24,372
5.000
%,
01/01/2053 23,847
0.0
53,198
5.000
%,
01/01/2053 52,051
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
145,914
5.000
%,
01/01/2053 $ 142,528
0.1
26,368
5.000
%,
02/01/2053 25,793
0.0
80,866
5.000
%,
04/01/2053 79,372
0.0
5,552,004
(4)
5.000
%,
04/01/2054 5,417,753
2.5
65,639
5.500
%,
01/01/2053 65,536
0.0
86,543
5.500
%,
01/01/2053 86,401
0.1
98,873
5.500
%,
01/01/2053 98,594
0.1
91,475
5.500
%,
03/01/2053 91,306
0.1
34,743
5.500
%,
05/01/2053 34,689
0.0
85,143
5.500
%,
05/01/2053 85,010
0.1
91,021
5.500
%,
05/01/2053 90,834
0.1
100,665
5.500
%,
05/01/2053 100,508
0.1
102,559
5.500
%,
05/01/2053 102,399
0.1
75,166
5.500
%,
06/01/2053 75,049
0.0
5,098,672
(4)
5.500
%,
04/01/2054 5,074,160
2.4
44,448
6.000
%,
10/01/2052 45,082
0.0
56,630
6.000
%,
01/01/2053 57,254
0.0
78,462
6.000
%,
01/01/2053 79,338
0.0
49,087
6.000
%,
02/01/2053 49,609
0.0
42,834
6.000
%,
04/01/2053 43,384
0.0
66,755
6.000
%,
04/01/2053 67,671
0.0
48,588
6.000
%,
05/01/2053 49,255
0.0
55,605
6.000
%,
05/01/2053 56,337
0.0
86,032
6.000
%,
05/01/2053 87,213
0.1
87,382
6.000
%,
05/01/2053 88,480
0.1
66,413
6.000
%,
06/01/2053 67,320
0.0
107,590
6.000
%,
07/01/2053 109,068
0.1
114,231
6.500
%,
08/01/2053 117,272
0.1
21,225
6.500
%,
09/01/2053 21,822
0.0
62,231
6.500
%,
10/01/2053 63,877
0.0
34,552
6.500
%,
11/01/2053 35,466
0.0
138,653
6.500
%,
02/01/2054 142,396
0.1
21,000
(4)
6.500
%,
04/01/2054 21,457
0.0
114,700
(4)
6.500
%,
05/01/2054 117,135
0.1
31,338,604
14.6
Total U.S. Government
Agency Obligations
(Cost $38,115,515)
36,230,588
16.9
COMMERCIAL MORTGAGE-BACKED SECURITIES : 5.1%
366,000  BANK 2019-BN23 A3,
2.920%,
12/15/2052 326,973
0.1
280,000
(3)
BANK 2022-BNK42
A5, 4.493%,
06/15/2055 268,663
0.1
300,000  Barclays Commercial
Mortgage Trust
2019-C3 B, 4.096%,
05/15/2052 271,633
0.1
280,000  Barclays Commercial
Mortgage Trust
2019-C4 B, 3.322%,
08/15/2052 234,164
0.1
240,000
(3)
BBCMS Mortgage Trust
2022-C16 A5, 4.600%,
06/15/2055 233,206
0.1
17,500
(2)(3)
BHP Trust 2019-BXHP
C, 6.895%, (TSFR1M +
1.569%),
08/15/2036 17,432
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
120,000
(2)(3)
BX Commercial
Mortgage Trust 2024-
XL4 D, 8.465%,
(TSFR1M + 3.140%),
02/15/2039 $ 120,372
0.1
800,000
(2)(3)
BX Trust 2021-ARIA
A, 6.339%, (TSFR1M +
1.014%),
10/15/2036 792,666
0.4
410,000  CD Mortgage Trust
2017-CD3 A4, 3.631%,
02/10/2050 379,155
0.2
500,000  CD Mortgage Trust
2017-CD6 A5, 3.456%,
11/13/2050 467,550
0.2
798,015
(2)(3)
Credit Suisse Mortgage
Capital Certificates
2019-ICE4 A, 6.353%,
(TSFR1M + 1.027%),
05/15/2036 798,042
0.4
205,000  CSAIL Commercial
Mortgage Trust 2015-
C3 A4, 3.718%,
08/15/2048 199,099
0.1
549,361
(2)(3)
ELP Commercial
Mortgage Trust 2021-
ELP A, 6.141%,
(TSFR1M + 0.815%),
11/15/2038 544,940
0.3
356,560
(2)(3)
Extended Stay America
Trust 2021-ESH A,
6.519%, (TSFR1M +
1.194%),
07/15/2038 356,677
0.2
980,000
(3)
Fannie Mae-Aces
2022-M10 A2, 1.938%,
01/25/2032 803,856
0.4
1,760,000  Freddie Mac Multifamily
WI Certificates Series
WI-K146 K146 A2,
2.920%,
07/25/2032 1,553,459
0.7
1,000,000  GS Mortgage Securities
Trust 2016-GS2 A4,
3.050%,
05/10/2049 950,488
0.4
600,000
(2)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH A, 6.200%,
(TSFR1M + 0.874%),
06/15/2038 591,551
0.3
378,185
(2)(3)
Med Trust 2021-MDLN
A, 6.389%, (TSFR1M +
1.064%),
11/15/2038 377,506
0.2
100,000
(2)(3)
MF1 2021-W10 A,
6.395%, (TSFR1M +
1.070%),
12/15/2034 99,334
0.0
215,000
(2)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.727%,
(TSFR1M + 1.397%),
03/15/2039 213,002
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
250,000
(2)(3)
Taubman Centers
Commercial Mortgage
Trust 2022-DPM A,
7.511%, (TSFR1M +
2.186%),
05/15/2037 $ 252,213
0.1
422,500  Wells Fargo
Commercial Mortgage
Trust 2015-C26 B,
3.783%,
02/15/2048 407,553
0.2
700,000  Wells Fargo
Commercial Mortgage
Trust 2017-C39 A5,
3.418%,
09/15/2050 656,858
0.3
Total Commercial
Mortgage-Backed
Securities
(Cost $11,584,079)
10,916,392
5.1
SOVEREIGN BONDS : 2.5%
550,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 545,050
0.2
250,000  Chile Government
International Bond,
2.550
%,
07/27/2033 204,048
0.1
EUR
170,000  European Union
NGEU,
2.500
%,
10/04/2052 158,216
0.1
EUR
165,000  European Union
NGEU,
3.000
%,
03/04/2053 169,691
0.1
EUR
728,980
(2)
French Republic
Government Bond OAT,
3.000
%,
05/25/2054 744,758
0.3
200,000  Indonesia Government
International Bond,
5.650
%,
01/11/2053 209,062
0.1
204,000  Israel Government
International Bond,
5.750
%,
03/12/2054 195,840
0.1
EUR
717,980
(2)
Kingdom of Belgium
Government Bond 98,
3.300
%,
06/22/2054 768,174
0.4
MXN
4,500,000  Mexican Bonos M,
8.500
%,
03/01/2029 262,226
0.1
MXN
9,000,000  Mexican Bonos M,
8.500
%,
05/31/2029 525,129
0.2
400,000  Mexico Government
International Bond,
3.500
%,
02/12/2034 334,500
0.2
300,000  Mexico Government
International Bond,
4.600
%,
02/10/2048 241,875
0.1
250,000  Mexico Government
International Bond,
4.875
%,
05/19/2033 237,656
0.1
200,000  Panama Government
International Bond,
3.298
%,
01/19/2033 154,188
0.1
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
200,000  Panama Government
International Bond,
4.500
%,
04/01/2056 $ 130,350
0.1
200,000  Peruvian Government
International Bond,
2.783
%,
01/23/2031 172,313
0.1
53,000  Peruvian Government
International Bond,
3.300
%,
03/11/2041 39,982
0.0
200,000  Philippine Government
International Bond,
3.700
%,
02/02/2042 164,687
0.1
45,049  Uruguay Government
International Bond,
5.100
%,
06/18/2050 43,712
0.0
Total Sovereign Bonds
(Cost $5,416,162)
5,301,457
2.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 1.8%
262,358
(2)(3)
BRAVO Residential
Funding Trust 2023-
NQM3 A1, 4.850%,
09/25/2062 256,218
0.1
263,011
(2)(3)
CSMC Trust 2022-
NQM4 A1A, 4.819%,
06/25/2067 258,114
0.1
494,010
(2)(3)
CSMC Trust 2022-
NQM5 A1, 5.169%,
05/25/2067 489,973
0.2
333,649
(2)(3)
Ellington Financial
Mortgage Trust 2021-3
A1, 1.241%,
09/25/2066 267,079
0.1
827,056
(2)(3)
J.P. Morgan Mortgage
Trust 2022-INV3 A3B,
3.000%,
09/25/2052 691,870
0.3
143,963
(2)(3)
J.P. Morgan Mortgage
Trust 2023-DSC1 A1,
4.625%,
07/25/2063 138,116
0.1
983,412
(2)(3)
Mello Mortgage Capital
Acceptance 2022-INV2
A3, 3.000%,
04/25/2052 825,730
0.4
88,471
(2)(3)
PRKCM Trust 2022-
AFC2 A1, 5.335%,
08/25/2057 87,243
0.0
375,111
(2)(3)
SG Residential
Mortgage Trust 2021-1
A1, 1.160%,
07/25/2061 302,678
0.1
122,900
(2)(3)
SG Residential
Mortgage Trust 2022-2
A1, 5.353%,
08/25/2062 122,213
0.1
356,161
(2)(3)
Verus Securitization
Trust 2022-7 A1,
5.152%,
07/25/2067 353,798
0.2
96,130
(2)(3)
Verus Securitization
Trust 2022-INV2 A1,
6.790%,
10/25/2067 96,748
0.1
Total Collateralized
Mortgage Obligations
(Cost $4,081,761)
3,889,780
1.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 1.5%
Other Asset-Backed Securities : 0.8%
401,000
(2)
AMSR Trust 2022-
SFR3 D, 4.000%,
10/17/2039 $ 373,583
0.2
99,874
(2)
GoodLeap Sustainable
Home Solutions Trust
2022-1GS A, 2.700%,
01/20/2049 82,875
0.0
400,000
(2)
New Residential
Mortgage Loan Trust
2022-SFR2 D, 4.000%,
09/04/2039 369,587
0.2
395,000
(2)
Progress Residential
Trust 2022-SFR6 D,
6.035%,
07/20/2039 392,460
0.2
525,000
(2)
Progress Residential
Trust 2022-SFR7 D,
5.500%,
10/27/2039 513,070
0.2
1,731,575
0.8
Student Loan Asset-Backed Securities : 0.7%
118,816
(2)
College Ave Student
Loans LLC 2021-B A2,
1.760%,
06/25/2052 103,907
0.0
109,820
(2)
Navient Student Loan
Trust 2019-BA A2A,
3.390%,
12/15/2059 105,473
0.1
494,413
(2)(3)
Nelnet Student Loan
Trust 2021-BA AFL,
6.223%, (TSFR1M +
0.894%),
04/20/2062 490,867
0.2
429,312
(3)
SLM Private Credit
Student Loan Trust
2005-A A4, 5.901%,
(TSFR3M + 0.572%),
12/15/2038 422,438
0.2
322,611
(2)
SMB Private Education
Loan Trust 2021-
D A1A, 1.340%,
03/17/2053 290,389
0.1
166,219
(2)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 161,390
0.1
1,574,464
0.7
Total Asset-Backed
Securities
(Cost $3,364,227)
3,306,039
1.5
PURCHASED OPTIONS
(5)
: 0.0%
Total Purchased
Options
(Cost $49,986)
54,950
0.0
Total Long-Term
Investments
(Cost $236,843,502)
224,210,216
104.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.4%
Mutual Funds : 0.4%
766,209
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.162%
(Cost $766,209) $ 766,209 0.4
Total Short-Term
Investments
(Cost $766,209)
$ 766,209
0.4
Total Investments in
Securities
(Cost $237,609,711) $ 224,976,425 104.9
Liabilities in Excess of
Other Assets
(10,644,720) (4.9)
Net Assets $ 214,331,705 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(4)
Represents or includes a TBA transaction.
(5)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(6)
Rate shown is the 7-day yield as of March 31, 2024.
Currency Abbreviations:
EUR EU Euro
MXN Mexican Peso
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 107,411,568 $ — $ 107,411,568
Corporate Bonds/Notes — 57,099,442 — 57,099,442
U.S. Government Agency Obligations — 36,230,588 — 36,230,588
Commercial Mortgage-Backed Securities — 10,916,392 — 10,916,392
Sovereign Bonds — 5,301,457 — 5,301,457
Collateralized Mortgage Obligations — 3,889,780 — 3,889,780
Asset-Backed Securities — 3,306,039 — 3,306,039
Purchased Options — 54,950 — 54,950
Short-Term Investments 766,209 — — 766,209
Total Investments, at fair value $ 766,209 $ 224,210,216 $ — $ 224,976,425
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 276,578 — 276,578
Centrally Cleared Inflation-Linked Swaps — 451,326 — 451,326
Centrally Cleared Interest Rate Swaps — 59,666 — 59,666
Forward Foreign Currency Contracts — 35,897 — 35,897
Futures 2,244 — — 2,244
Total Assets $ 768,453 $ 225,033,683 $ — $ 225,802,136
Liabilities Table
Other Financial Instruments
Centrally Cleared Inflation-Linked Swaps $ — $ (247,180) $ — $ (247,180)
Centrally Cleared Interest Rate Swaps — (176,626) — (176,626)
Forward Foreign Currency Contracts — (14,848) — (14,848)
Futures (451,284) — — (451,284)
OTC Credit Default Swaps — (27,989) — (27,989)
Sales Commitments — (2,105,763) — (2,105,763)
Written Options — (8,975) — (8,975)
Total Liabilities $ (451,284) $ (2,581,381) $ — $ (3,032,665)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following forward foreign currency contracts were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
GBP 40,000 USD 51,013 Bank of America N.A. 04/02/24 $ (527)
EUR 4,055,000 USD 4,386,699 Barclays Bank PLC 04/02/24 (11,948)
USD 4,391,991 EUR 4,055,000 Barclays Bank PLC 05/02/24 11,995
USD 397,003 GBP 314,000 BMO Capital Markets Corp. 04/02/24 689
USD 3,350,758 EUR 3,095,000 BNP Paribas 04/02/24 11,707
USD 246,161 EUR 227,000 Deutsche Bank AG 04/02/24 1,261
USD 65,653 EUR 60,000 Deutsche Bank AG 04/02/24 922
USD 40,136 EUR 37,000 Deutsche Bank AG 04/02/24 218
USD 33,573 EUR 31,000 Deutsche Bank AG 04/02/24 129
USD 34,649 EUR 32,000 Deutsche Bank AG 04/02/24 126
GBP 158,000 USD 199,604 Deutsche Bank AG 04/02/24 (185)
USD 516,147 EUR 473,000 HSBC Bank USA N.A. 04/02/24 5,849
GBP 134,000 USD 170,785 HSBC Bank USA N.A. 04/02/24 (1,657)
USD 235,680 GBP 185,000 JPMorgan Chase Bank N.A. 04/02/24 2,183
USD 115,177 EUR 106,000 TD Securities 04/02/24 818
AUD 10,000 USD 6,526 TD Securities 04/02/24 (10)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 6,506 AUD 10,000 TD Securities 04/02/24 $ (11)
GBP 60,000 USD 76,239 Westpac Banking Corp. 04/02/24 (510)
$ 21,049
At March 31, 2024, the following futures contracts were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
30-Day Federal Funds 5 04/30/24 $ 1,972,502 $ (997)
Canadian Bankers' Acceptance 10 12/18/24 1,761,655 (1,056)
Euro-Schatz 10 06/06/24 1,140,348 791
U.S. Treasury 2-Year Note 150 06/28/24 30,672,656 (20,665)
U.S. Treasury 5-Year Note 74 06/28/24 7,919,156 (723)
$ 43,466,317 $ (22,650)
Short Contracts:
3-month SOFR (1) 12/17/24 (237,837) 1,449
Canadian Bankers' Acceptance (10) 06/17/24 (1,751,504) 4
Euro-Bobl 5-Year (5) 06/06/24 (637,872) (3,897)
Euro-Bund (14) 06/06/24 (2,014,565) (13,763)
U.S. Treasury 10-Year Note (54) 06/18/24 (5,983,031) (5,451)
U.S. Treasury Long Bond (56) 06/18/24 (6,744,500) (136,526)
U.S. Treasury Ultra 10-Year Note (202) 06/18/24 (23,151,094) (82,200)
U.S. Treasury Ultra Long Bond (70) 06/18/24 (9,030,000) (186,006)
$ (49,550,403) $ (426,390)
At March 31, 2024, the following centrally cleared credit default swaps were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index Series 42,
Version 1 Sell 5.000 06/20/29 USD 3,831,600 $ 276,578 $ 276,578
$ 276,578 $ 276,578
(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At March 31, 2024, the following over-the-counter credit default swaps were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
OTC Credit Default Swaps on Securities - Buy Protection
(1)
Counterparty
Reference Entity/
Obligation
(2)
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Bank of America N.A.
American Electric Power
Company, Inc. Buy 1.000 06/20/29 USD 102,522 $ (3,134) $ (2,946) $ (187)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Counterparty
Reference Entity/
Obligation
(2)
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
Termination
Date
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
Bank of America N.A.
American Electric Power
Company, Inc. Buy 1.000 06/20/29 USD 128,478 $ (3,927) $ (3,692) $ (235)
Goldman Sachs
International
American Electric Power
Company, Inc. Buy 1.000 06/20/29 USD 250,000 (7,641) (7,185) (456)
Goldman Sachs
International American Express Co. Buy 1.000 06/20/29 USD 250,000 (8,140) (7,663) (478)
Goldman Sachs
International Dominion Energy, Co. Buy 1.000 06/20/29 USD 233,000 (5,147) (4,746) (401)
$ (27,989) $ (26,232) $ (1,757)
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At March 31, 2024, the following centrally cleared interest rate swaps were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Overnight Tokyo Average Rate Annual 0.853 % Annual 03/11/34 JPY 34,090,000 $ 284 $ 284
Pay 1-day Secured Overnight Financing Rate Annual 4.520 Annual 03/26/26 USD 2,231,000 (1,392) (1,392)
Pay 1-day Secured Overnight Financing Rate Annual 4.839 Annual 10/19/26 USD 3,810,000 42,092 42,092
Pay 1-day Secured Overnight Financing Rate Annual 4.562 Annual 10/12/26 USD 3,850,000 16,452 16,452
Pay 1-day Secured Overnight Financing Rate Annual 3.917 Annual 01/08/27 USD 8,300,000 (85,229) (85,229)
Receive 1-day CAD-CORRA-OIS-COMPOUND Semi-Annual 4.173 Semi-Annual 03/22/26 CAD 3,045,000 301 301
Receive 6-month EUR-EURIBOR Semi-Annual 2.456 Annual 03/22/54 EUR 99,000 (2,795) (2,795)
Receive 6-month EUR-EURIBOR Semi-Annual 2.511 Annual 03/01/54 EUR 235,000 (9,515) (9,515)
Receive 6-month EUR-EURIBOR Semi-Annual 2.513 Annual 02/20/54 EUR 251,000 (10,272) (10,272)
Receive 6-month EUR-EURIBOR Semi-Annual 2.490 Annual 02/19/54 EUR 460,350 (16,385) (16,385)
Receive 6-month EUR-EURIBOR Semi-Annual 2.506 Annual 02/20/54 EUR 460,350 (18,060) (18,060)
Receive 1-day Overnight Tokyo Average Rate Annual 0.270 Annual 03/11/26 JPY 162,320,000 537 537
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At
Termination
Date 2.471
At Termination
Date 04/03/29 USD 1,197,000 — —
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At
Termination
Date 2.485
At Termination
Date 04/03/29 USD 1,197,000 — —
Receive 1-day Secured Overnight Financing Rate Annual 5.092 Annual 10/19/25 USD 5,570,000 (26,803) (26,803)
Receive 1-day Secured Overnight Financing Rate Annual 4.852 Annual 10/12/25 USD 5,625,000 (6,175) (6,175)
$ (116,960) $ (116,960)
At March 31, 2024, the following centrally cleared inflation-linked swaps were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay
Eurostat Eurozone HICP ex Tobacco NSA
(CPTFEMU)
At Termination
Date 2.146%
At Termination
Date 03/15/28 EUR 1,010,000 $ (891) $ (891)
Pay
Eurostat Eurozone HICP ex Tobacco NSA
(CPTFEMU)
At Termination
Date 2.780
At Termination
Date 08/15/53 EUR 35,000 3,657 3,635
Pay
Eurostat Eurozone HICP ex Tobacco NSA
(CPTFEMU)
At Termination
Date 2.529
At Termination
Date 11/15/53 EUR 70,000 1,413 1,413

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay
Eurostat Eurozone HICP ex Tobacco NSA
(CPTFEMU)
At Termination
Date 2.640%
At Termination
Date 11/15/53 EUR 35,000 $ 2,036 $ 1,852
Pay
Eurostat Eurozone HICP ex Tobacco NSA
(CPTFEMU)
At Termination
Date 2.515
At Termination
Date 03/15/54 EUR 65,000 445 357
Pay U.K. RPI All Items Monthly Annual 3.858 Annual 03/15/27 GBP 1,840,000 (667) (667)
Pay U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.462
At Termination
Date 03/18/26 USD 1,175,000 682 682
Pay U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.513
At Termination
Date 03/01/34 USD 495,000 (1,783) (1,783)
Receive
Eurostat Eurozone HICP ex Tobacco NSA
(CPTFEMU)
At Termination
Date 2.138
At Termination
Date 03/15/26 EUR 1,010,000 410 410
Receive U.K. RPI All Items Monthly Annual 3.811 Annual 03/15/26 GBP 1,840,000 1,261 1,261
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.794
At Termination
Date 04/08/25 USD 5,300,000 23,474 23,474
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.563
At Termination
Date 06/24/25 USD 4,900,000 (19,045) (19,045)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.100
At Termination
Date 08/08/25 USD 2,200,000 (4,788) (4,788)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.315
At Termination
Date 11/14/25 USD 1,000,000 1,163 1,163
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.197
At Termination
Date 12/19/25 USD 1,000,000 2,981 2,981
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.129
At Termination
Date 01/09/26 USD 810,000 3,794 3,794
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.089
At Termination
Date 01/10/26 USD 1,615,000 8,588 8,588
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.526
At Termination
Date 04/08/26 USD 13,500,000 1,832 1,832
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.270
At Termination
Date 06/24/26 USD 6,500,000 (29,945) (29,945)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.453
At Termination
Date 08/11/26 USD 360,000 935 935
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.259
At Termination
Date 02/02/27 USD 2,800,000 13,480 19,828
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.925
At Termination
Date 02/02/27 USD 3,400,000 96,566 96,566
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.000
At Termination
Date 02/25/27 USD 5,540,000 120,640 120,640
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.213
At Termination
Date 03/02/27 USD 1,350,000 14,684 14,684
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.290
At Termination
Date 03/07/27 USD 2,200,000 13,738 13,738
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.646
At Termination
Date 05/04/27 USD 2,500,000 (53,483) (53,483)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.262
At Termination
Date 05/12/27 USD 1,955,000 (8,574) (8,574)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.904
At Termination
Date 07/05/27 USD 2,025,000 8,539 8,539
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.030
At Termination
Date 08/02/27 USD 2,400,000 (23,001) (28,231)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.765
At Termination
Date 09/23/27 USD 485,000 (3,364) (3,364)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.607
At Termination
Date 12/12/27 USD 8,245,000 9,585 9,585
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.613
At Termination
Date 12/12/27 USD 1,295,000 1,135 1,135
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.304
At Termination
Date 01/30/28 USD 1,560,000 8,328 8,328
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.440
At Termination
Date 01/30/28 USD 2,300,000 16,082 26,313
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.396
At Termination
Date 02/20/28 USD 1,700,000 4,392 4,392
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.432
At Termination
Date 02/21/28 USD 910,000 1,234 1,234
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.443
At Termination
Date 03/08/28 USD 1,150,000 1,372 1,372
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.401
At Termination
Date 03/12/28 USD 1,150,000 3,041 3,041
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.438
At Termination
Date 03/18/28 USD 1,175,000 1,315 1,315

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.348%
At Termination
Date 05/15/28 USD 1,000,000 $ 9,799 $ 9,799
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.624
At Termination
Date 08/02/28 USD 1,670,000 (6,107) (6,107)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.650
At Termination
Date 10/20/28 USD 2,250,000 (17,841) (12,893)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.583
At Termination
Date 11/02/28 USD 4,000,000 (23,046) (23,046)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.329
At Termination
Date 01/15/29 USD 2,115,000 13,139 13,139
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.386
At Termination
Date 02/02/29 USD 1,850,000 8,252 11,035
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.506
At Termination
Date 03/25/29 USD 370,000 (295) (242)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.890
At Termination
Date 08/02/29 USD 2,100,000 (18,265) (23,657)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.583
At Termination
Date 11/03/29 USD 935,000 (5,484) (5,484)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.480
At Termination
Date 01/30/30 USD 1,200,000 8,297 15,812
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.524
At Termination
Date 03/30/30 USD 2,500,000 9,219 9,219
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 3.087
At Termination
Date 04/08/30 USD 550,000 (2,266) (2,266)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.535
At Termination
Date 10/11/30 USD 2,240,000 (2,619) (2,619)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.633
At Termination
Date 11/02/30 USD 1,200,000 (10,819) (10,819)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.593
At Termination
Date 11/06/30 USD 1,200,000 (7,821) (7,821)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.482
At Termination
Date 11/17/30 USD 1,150,000 200 200
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.430
At Termination
Date 02/02/31 USD 1,800,000 8,753 8,307
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.475
At Termination
Date 12/18/53 USD 225,000 253 253
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.480
At Termination
Date 03/01/54 USD 200,000 419 419
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.488
At Termination
Date 03/06/54 USD 95,000 10 56
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.498
At Termination
Date 03/07/54 USD 485,000 (906) (906)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.509
At Termination
Date 03/25/54 USD 95,000 (468) (549)
$ 183,665 $ 204,146
At March 31, 2024, the following OTC purchased foreign currency options were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call USD vs. Put CNH Bank of America N.A. 03/06/26 7.750 USD 5,978,000 $ 43,639 $ 53,393
$ 43,639 $ 53,393
At March 31, 2024, the following OTC purchased interest rate swaptions were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Bank of America
N.A. Receive 3.280%
1-day Secured Overnight
Financing Rate 04/12/24 USD 638,000 $ 854 $ 5
Call on 10-Year Interest
Rate Swap
(1)
Bank of America
N.A. Receive 3.325%
1-day Secured Overnight
Financing Rate 04/05/24 USD 640,000 762 —
Call on 10-Year Interest
Rate Swap
(1)
Deutsche Bank AG Receive 3.505%
1-day Secured Overnight
Financing Rate 04/19/24 USD 629,000 855 348
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 3.434%
1-day Secured Overnight
Financing Rate 04/26/24 USD 626,000 474 355
Put on 10-Year Interest
Rate Swap
(2)
Bank of America
N.A. Pay 4.080%
1-day Secured Overnight
Financing Rate 04/12/24 USD 638,000 1,131 363

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Put on 10-Year Interest
Rate Swap
(2)
Bank of America
N.A. Pay 4.125%
1-day Secured Overnight
Financing Rate 04/05/24 USD 640,000 $ 739 $ 29
Put on 10-Year Interest
Rate Swap
(2)
Deutsche Bank AG Pay 4.305%
1-day Secured Overnight
Financing Rate 04/19/24 USD 629,000 895 98
Put on 10-Year Interest
Rate Swap
(2)
JPMorgan Chase
Bank N.A. Pay 4.234%
1-day Secured Overnight
Financing Rate 04/26/24 USD 626,000 637 359
$ 6,347 $ 1,557
At March 31, 2024, the following OTC written interest rate swaptions were outstanding for VY
®
BlackRock Inflation Protected Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Bank of America N.A. Pay 3.480%
1-day Secured Overnight
Financing Rate 04/12/24 USD 638,000 $ 2,569 $ (95)
Call on 10-Year Interest
Rate Swap
(2)
Bank of America N.A. Pay 3.525%
1-day Secured Overnight
Financing Rate 04/05/24 USD 640,000 2,643 (16)
Call on 10-Year Interest
Rate Swap
(2)
Deutsche Bank AG Pay 3.705%
1-day Secured Overnight
Financing Rate 04/19/24 USD 629,000 2,552 (1,963)
Call on 10-Year Interest
Rate Swap
(2)
JPMorgan Chase
Bank N.A. Pay 3.634%
1-day Secured Overnight
Financing Rate 04/26/24 USD 626,000 1,982 (1,613)
Put on 10-Year Interest
Rate Swap
(2)
Bank of America N.A. Pay 3.880%
1-day Secured Overnight
Financing Rate 04/12/24 USD 638,000 3,074 (2,443)
Put on 10-Year Interest
Rate Swap
(1)
Bank of America N.A. Receive 3.925%
1-day Secured Overnight
Financing Rate 04/05/24 USD 640,000 2,252 (854)
Put on 10-Year Interest
Rate Swap
(1)
Deutsche Bank AG Receive 4.105%
1-day Secured Overnight
Financing Rate 04/19/24 USD 629,000 2,413 (569)
Put on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 4.034%
1-day Secured Overnight
Financing Rate 04/26/24 USD 626,000 2,239 (1,422)
$ 19,724 $ (8,975)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
The following sales commitments were held by the VY
®
BlackRock Inflation Protected Bond Portfolio at March 31, 2024:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (11,000) Ginnie Mae, 2.000%, due 04/20/54 04/18/24 $ (9,014)
(142,000) Uniform Mortgage-Backed Securities, 1.500%, due 04/01/39 04/16/24 (123,006)
(148,200) Uniform Mortgage-Backed Securities, 1.500%, due 04/01/54 04/11/24 (111,597)
(329,000) Uniform Mortgage-Backed Securities, 2.000%, due 04/01/39 04/16/24 (291,612)
(536,290) Uniform Mortgage-Backed Securities, 2.000%, due 04/01/54 04/11/24 (424,367)
(166,000) Uniform Mortgage-Backed Securities, 2.500%, due 04/01/39 04/16/24 (151,074)
(298,600) Uniform Mortgage-Backed Securities, 2.500%, due 04/01/54 04/11/24 (246,851)
(82,000) Uniform Mortgage-Backed Securities, 3.000%, due 04/01/39 04/16/24 (76,326)
(179,000) Uniform Mortgage-Backed Securities, 3.000%, due 04/01/54 04/11/24 (154,020)
(47,000) Uniform Mortgage-Backed Securities, 3.500%, due 04/01/39 04/16/24 (44,679)
(4,000) Uniform Mortgage-Backed Securities, 3.500%, due 04/01/54 04/11/24 (3,580)
(14,000) Uniform Mortgage-Backed Securities, 3.500%, due 05/15/54 05/13/24 (12,539)
(247,700) Uniform Mortgage-Backed Securities, 4.000%, due 04/01/54 04/11/24 (229,409)
(225,600) Uniform Mortgage-Backed Securities, 6.000%, due 04/01/54 04/11/24 (227,689)
Total Sales Commitments
Proceeds receivable $(2,112,656) $ (2,105,763)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
BlackRock Inflation
Protected Bond Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,063,842
Gross Unrealized Depreciation (13,697,128)
Net Unrealized Depreciation $ (12,633,286)